UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Crestview Partners II GP, L.P.
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Address:          667 Madison Avenue
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                  10th Floor
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                  New York, NY 10065
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Form 13F File Number: 28-14021

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:  Crestview, L.L.C., its general partner

Name:    Evelyn C. Pellicone
         -----------------------
Title:   Chief Financial Officer
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Phone:   (212) 906-0723
         -----------------------

Signature, Place, and Date of Signing:

     /s Evelyn C. Pellicone           New York, New York        May 14, 2013
----------------------------------  ---------------------  ---------------------
           [Signature]                  [City, State]              [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------
Form 13F Information Table Entry Total:          3
                                                 -----------------
Form 13F Information Table Value Total:          $939,143
                                                 -----------------
                                                 (thousands)


List of Other Included Managers:

None

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
                                          FORM 13F INFORMATION TABLE

   COLUMN 1       COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
                                         VALUE    SHRS OR    SH/  PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT    PRN  CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------- -------------- --------- -------- --------- ------ ---- ---------- -------- --------- ------ ----
CHARTER        CL A NEW       16117M305 685,312  6,578,149   SH           SOLE             6,578,149
COMMUNICATIONS
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------

CUMULUS MEDIA  CL A           231082108 204,432  60,662,265  SH           SOLE             60,662,265
INC
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CAPITAL BK     CL A COM       139794101 49,399   2,883,760   SH           SOLE             2,883,760
FINL CORP
----------------------------------------------------------------------------------------------------------------